                                            UAM Funds
                                            Funds for the Informed Investor(SM)

BHM&S Total Return Bond Portfolio
Semi-Annual Report                                           October 31, 1999

                                                                   [LOGO OF UAM]

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO
                                               October 31, 1999
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ....................................................     1
Portfolio of Investments ................................................     5
Statement of Assets and Liabilities .....................................     8
Statement of Operations .................................................     9
Statement of Changes in Net Assets ......................................    10
Financial Highlights ....................................................    11
Notes to Financial Statements ...........................................    13
--------------------------------------------------------------------------------

UAM FUNDS                                      BHM&S Total Return Bond Portfolio

--------------------------------------------------------------------------------

October 31, 1999

Dear Shareholders:

The last six months closed with investors increasingly questioning if the long bull market for financial assets has at last "come to the end of its rope". Growth appears to be accelerating in the United States and global economies. Rising commodity prices and record low unemployment suggests the winds of inflation may change with the season. The Federal Reserve has taken two steps toward reversing the three global crisis-inspired easing moves of 1998. Fears of a Y2K based liquidity squeeze have prompted debt-financing volume of record proportions. Leadership among equity issues comprising the S&P 500 has continued to be more narrowly confined to the "Nifty-50" while the "Not-So-Nifty-450" are in retreat.

The bottom line reflects a quarter of higher rates, wider yield spreads and negative price performance. A broader picture reveals the further success of our research-driven selection process and more rewarding prospects for the balance of the year.

The following table reviews Treasury rates from the short term to the long term.

                             Treasury Interest Rates
--------------------------------------------------------------------------------
                 Treasury      4/30/99      10/31/99       Change
                 3 Month        4.53          5.08          0.55
                 6 Month        4.64          5.27          0.63
                 2 Year         5.06          5.78          0.72
                 5 Year         5.21          5.94          0.73
                 10 Year        5.34          6.02          0.68
                 30 Year        5.66          6.16          0.50
--------------------------------------------------------------------------------
            Source: Bloomberg

We are a "bottom-up value manager" focused not on market timing but on security and sector selection. This process seeks to produce a yield in the portfolio higher than the market benchmark with returns that are less volatile. We believe that focus on the so-called "spread sectors"--investment grade corporates, mortgages, and asset-backed securities offer higher return potential. Current strategies combine to produce the portfolio comparisons to Lehman Aggregate Index as shown on the following chart:

UAM FUNDS                                      BHM&S Total Return Bond Portfolio

--------------------------------------------------------------------------------

                                                                      10/31/99
                                                  10/31/99             Lehman
                                                    BHM&S             Aggregate
                                                    Fund                Index

Superior Returns Below
Average Volatility
Yield to Maturity. ..............................    7.09%              6.80%
Current Yield ...................................    7.02%              6.76%
Quality. ........................................     AA                 AAA
Average Maturity. ...............................  8.5 Yrs.           8.9 Yrs.
Modified Duration. ..............................  5.4 Yrs.           5.3 Yrs.
Sectors*
U.S. Treasury/Agency ............................    15.0%              43.1%
Mortgage-Backed .................................    24.0%              34.0%
Asset-Backed ....................................     1.0%               2.7%
Industrial ......................................    20.3%               7.1%
Utility. ........................................     4.3%               2.9%
Finance. ........................................    31.9%               6.1%
Yankee. .........................................     2.6%               4.1%
Cash and Other. .................................     0.9%               N/A
---------
* Sector percentages are based on net assets.

BHM&S BOND INVESTMENT STRATEGIES

 . Corporates:

The recovery in spread sectors through early 1999 that was based on improving fundamentals gave way to technical pressures of excessive supply and corporate finance arbitrage during spring and summer.

A continued desire to avoid a year-end Y2K liquidity squeeze resulted in investment grade corporate new issues totaling $167 billion during 2nd quarter 1999, compared to a 1st quarter 1999 $84 billion total. The year-to-date total now stands at an astounding $347 billion!

Investors' focus on further Federal Reserve rate action, and more frequent earnings disappointments among stocks, prompted fixed income buyers to take a more cautious stance. We view this as a buying opportunity for this bond market sector.

UAM FUNDS                                      BHM&S Total Return Bond Portfolio

--------------------------------------------------------------------------------

 . Mortgages & Asset-Backed Securities:

  Performance results for 2nd quarter 1999 mortgage and asset-backed securities
  (ABS) sectors reveal a repeat of 1st quarter 1999 results. Both bettered Treasury and investment grade corporate sectors.

  . 100 basis point higher mortgage rates in 1999 has slowed originations & refinancing.

  . Diminished supply, favorable yield premiums & lack of credit risk increase appeal of mortgages.

  . Spreads narrowed during 2nd quarter 1999 producing superior returns.

In the ABS sector, performance was again a function of duration; the best to worst performance & shortest to longest were once again Home Equity Loans, Autos, Credit Cards, Utility RRBs (Rate Reduction Bonds), and Manufactured Housing issues.

INVESTMENT PERFORMANCE

The Portfolio has two separate classes of shares, Institutional Class Shares ("Institutional Shares") and Institutional Service Class Shares ("Service Shares"). For the six months ended October 31, 1999 the total return, encompassing both price change and income, for the Institutional Shares was -1.55% and the return of the Service Shares was -1.65% compared to the Lehman Aggregate Index return of -0.15%. The portfolio is overweighted in corporate bonds which performed well for this quarter.

Since inception on November 1, 1995 through October 31, 1999 the Institutional Shares annualized total return is 4.93% and the return of the Service Shares is 4.68% compared to the Lehman Aggregate Index return of 6.03%. The shortfall in performance for both classes of shares compared to the market index may be explained by fund expenses that are not included in the market index's return.

Sincerely,

Barrow, Hanley, Mewhinney & Strauss, Inc.

  The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends and distributions.

            There are no assurances that a portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

            A portfolio's holdings are subject to change because it is actively managed.

 Portfolio changes should not be considered recommendations for action by individual investors.

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO

--------------------------------------------------------------------------------

                     Definition of the Comparative Indices
                     -------------------------------------

Lehman Aggregate Index is an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

Standard & Poor's 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

     The comparative indices assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the
                       performance would have been lower.
       Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO
                                               OCTOBER 31, 1999  (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
CORPORATE BONDS - 56.2%

                                                             Face
                                                            Amount       Value
                                                            ------      --------
AIR TRANSPORTATION -- 2.9%
   Federal Express, 9.650%, 06/15/12 .................   $  350,000   $  388,251
                                                                      ----------
BANKS -- 10.3%
   Chase Manhattan, 8.625%, 05/01/02 .................      400,000      418,152
   Citicorp, 7.125%, 05/15/06 ........................      175,000      175,043
   Firstar, 6.500%, 07/15/02 .........................      500,000      496,476
   PNC Funding, 6.875%, 07/15/07 .....................      145,000      140,389
   Wells Fargo, 6.625%, 07/15/04 .....................      150,000      148,688
                                                                      ----------
                                                                       1,378,748
                                                                      ----------
FINANCE -- 6.1%
   AT&T Variable Rate Note, 5.860%, 04/26/02 .........      300,000      292,500
   DaimlerChrysler, 7.200%, 09/01/09 .................      110,000      110,275
   EOP Operating, 6.376%, 02/15/02 ...................      420,000      411,281
                                                                      ----------
                                                                         814,056
                                                                      ----------
FINANCIAL SERVICES -- 16.1%
   Avco Financial Services, 6.000%, 08/15/02 .........      300,000      293,412
   Countrywide Funding, 6.850%, 06/15/04 .............      400,000      396,084
   Ford Motor Credit
      6.125%, 04/28/03 ...............................      345,000      337,486
      7.375%, 10/28/09 ...............................      125,000      126,183
   General Motors Acceptance, 5.910%, 03/11/02 .......      450,000      442,754
   Travelers Property Casualty, 6.750%, 04/15/01 .....      549,000      550,290
                                                                      ----------
                                                                       2,146,209
                                                                      ----------
INDUSTRIAL -- 18.7%
   Louis Dreyfus, 6.875%, 12/01/07 ...................      540,000      471,760
   May Department Stores, 7.625%, 08/15/13 ...........      350,000      360,406
   Occidental Petroleum
      6.400%, 04/01/03 ...............................      240,000      232,817
      6.500%, 04/01/05 ...............................      210,000      202,666
   Raytheon, 7.000%, 11/01/28 ........................      340,000      299,717
   Service International, 6.000%, 12/15/05 ...........      200,000      150,252
   Time Warner, 6.850%, 01/15/26 .....................      250,000      248,332
   Viacaom Paramount Communication, 8.250%, 08/01/22 .      275,000      279,384
   Waste Management Corporate Bond, 7.000%, 07/15/28 .      275,000      199,316
   Williams, 7.625%, 07/15/19 ........................       50,000       47,813
                                                                      ----------
                                                                       2,492,463
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO
                                               OCTOBER 31, 1999  (Unaudited)
--------------------------------------------------------------------------------

CORPORATE BONDS - continued
                                                             Face
                                                            Amount       Value
                                                            ------      --------
UTILITY -- 0.8%
   Appalachia Power, 6.600%, 05/01/09 ................   $  120,000   $  112,080
                                                                      ----------
TELEPHONE & TELEGRAPH -- 1.3%
   Sprint Capital, 6.900%, 05/01/19 ..................      190,000      177,413
                                                                      ----------
   TOTAL CORPORATE BONDS (Cost $7,795,690) ...........                 7,509,220
                                                                      ==========
 AGENCY SECURITIES -- 24.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.8%
   Pool #C27089, 6.500%, 06/01/29 ....................    1,086,424    1,041,610
                                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 8.4%
   Pool #E00669, 6.000%, 05/01/14 ....................    1,168,538    1,124,718
                                                                      ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 7.9%
   Pool #491467, 6.500%, 05/15/29 ....................    1,094,926    1,046,333
                                                                      ----------
   TOTAL AGENCY SECURITIES (Cost $3,346,407) .........                 3,212,661
                                                                      ==========
 U.S. GOVERNMENT SECURITIES -- 14.8%

U.S. TREASURY BONDS -- 9.1%
     10.375%, 11/15/12 ...............................      350,000      436,244
      8.125%, 08/15/19 ...............................      470,000      553,571
      6.125%, 11/15/27 ...............................      230,000      222,346
                                                                      ----------
                                                                       1,212,161
                                                                      ----------
U.S. TREASURY NOTES -- 5.7%
      6.250%, 08/31/02 ...............................      110,000      111,014
     10.750%, 02/15/03 ...............................      415,000      472,453
      6.625%, 05/15/07 ...............................      175,000      179,594
                                                                      ----------
                                                                         763,061
                                                                      ----------
   TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,013,123)                  1,975,222
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO
                                               October 31, 1999  (Unaudited)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.0%
                                                             Face
                                                            Amount       Value
                                                            ------      --------
   Green Tree Financial, Series 1997-2, Class A4 6.660%,
     06/15/28 (Cost $131,560) ........................     $130,956   $  130,997
                                                                      ----------
--------------------------------------------------------------------------------
 FOREIGN GOVERNMENT BONDS -- 1.7%
--------------------------------------------------------------------------------
   Province of Quebec, Global Bond, 5.750%, 02/15/09
     (Cost $240,983) .................................      250,000      227,652
                                                                      ----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT --0.9%
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 0.9%
   Chase Securities,
      5.15%, dated 10/29/99, due 11/01/99, to be repurchased
      at $117,050, collateralized by $117,398 of various
      U.S. Treasury Bills and U.S. Treasury Notes,
      valued at 117,003 (Cost $117,000). .............      117,000      117,000
                                                                     -----------
   TOTAL INVESTMENTS -- 98.7%
      (Cost $13,644,763) (a) .........................                13,172,752
                                                                     -----------
   OTHER ASSETS AND LIABILITIES, NET-- 1.3% ..........                   171,047
                                                                     -----------
   TOTAL NET ASSETS-- 100.0% .........................               $13,343,799
                                                                     ===========

(a) The cost for federal income tax purposes was $13,644,763. At October 31, 1999, net unrealized depreciation for all securities based on tax cost was $472,011. This consisted of aggregate gross unrealized appreciation for all securities of $12,802 and aggregate gross unrealized depreciation for all securities of $484,813.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                BHM&S TOTAL RETURN BOND PORTFOLIO
                         OCTOBER 31, 1999  (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost ............................................  $ 13,644,763
                                                                   ============
Investments, at Value-- Note A ..................................  $ 13,172,752
Cash ............................................................            31
Interest Receivable .............................................       211,831
Receivable for Portfolio Share Sold .............................           305
Other Assets ....................................................         1,296
                                                                   ------------
   Total Assets .................................................    13,386,215
                                                                   ------------
Liabilities
Payable for Portfolio Shares Redeemed ...........................         5,744
Payable for Investment Advisory Fees-- Note B ...................         3,959
Payable for Administrative Fees-- Note C ........................        13,323
Payable for Custodian Fees-- Note D .............................         2,886
Payable Distribution and Service Fees-- Note E ..................         1,735
Payable for Trustees' Fees-- Note F .............................           586
Other Liabilities ...............................................        14,183
                                                                   ------------
   Total Liabilities ............................................        42,416
                                                                   ------------
Net Assets ......................................................  $ 13,343,799
                                                                   ============
Net Assets Consist of:
Paid in Capital .................................................    13,861,045
Undistributed Net Investment Income .............................        79,170
Accumulated Net Realized Loss ...................................      (124,405)
Unrealized Depreciation .........................................      (472,011)
                                                                   ------------
Net Assets ......................................................  $ 13,343,799
                                                                   ============
Institutional Class Shares
Net Assets ......................................................  $  5,174,787
                                                                   ============
Net Asset Value, Offering and Redemption Price Per 552,143
   shares outstanding (unlimited authorization, no par value) ...         $9.37
                                                                          =====
Institutional Service Class Shares
Net Assets ......................................................  $  8,169,012
                                                                   ============
Net Asset Value, Offering and Redemption Price Per 873,888 shares
   outstanding (unlimited authorization, no par value) ..........         $9.35
                                                                          =====


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                          BHM&S TOTAL RETURN BOND PORTFOLIO
                                   SIX MONTHS ENDED OCTOBER 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Investment Income
Interest ..........................................................   $ 452,263
                                                                      ---------
Expenses
Administrative Fees-- Note C ......................................      62,636
Investment Advisory Fees-- Note B .................................      24,659
Printing Fees .....................................................      15,376
Filing and Registration Fees ......................................      12,025
Distribution and Service Fees-- Note E ............................      11,809
Audit Fees ........................................................       7,983
Custodian Fees-- Note D ...........................................       4,714
Legal Fees ........................................................       1,445
Trustees' Fees-- Note F ...........................................       1,298
Other Expenses ....................................................       7,108
                                                                      ---------
   Net Expenses ...................................................     149,053
                                                                      ---------
Net Investment Income .............................................     303,210
                                                                      ---------
Net Realized Loss on Investments ..................................    (162,931)
Net Change in Unrealized Appreciation/Depreciation on Investments .    (378,888)
                                                                      ---------
Net Loss on Investments ...........................................    (514,819)
                                                                      ---------
Net Decrease in Net Assets Resulting From Operations ..............   $(238,609)
                                                                      =========


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     BHM&S TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       Six Months
                                                                          Ended        Year Ended
                                                                    October 31, 1999    April 30,
                                                                       (Unaudited)        1999
                                                                    ----------------   ----------
Increase (Decrease) In Net Assets
Operations:
   Net Investment Income .........................................   $    303,210    $  1,358,620
   Net Realized Gain (Loss) ......................................       (162,931)        725,615
   Net Change in Unrealized Appreciation (Depreciation) ..........       (378,888)       (359,308)
                                                                     ------------    ------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations .............................................       (238,609)      1,724,927
                                                                     ------------    ------------
Distributions:
Net Investment Income:
   Institutional Class ...........................................        (83,377)       (539,180)
   Institutional Service Class ...................................       (158,831)     (1,022,791)
Net Realized Gain:
   Institutional Class ...........................................             --        (207,525)
   Institutional Service Class ...................................             --      (1,024,112)
                                                                     ------------    ------------
   Total Distributions ...........................................       (242,208)     (2,793,608)
                                                                     ------------    ------------
Capital Share Transactions (Note I):
Institutional Class
   Issued ........................................................      1,587,224       2,150,226
   In Lieu of Cash Distributions .................................         83,377         746,706
   Redeemed ......................................................       (150,317)    (19,188,556)
                                                                     ------------    ------------
   Net Decrease from Institutional Class Shares ..................      1,520,284     (16,291,624)
                                                                     ------------    ------------
Institutional Service Class:
   Issued ........................................................      1,727,266      11,852,871
   In Lieu of Cash Distributions .................................        158,831       2,046,903
   Redeemed ......................................................     (4,464,857)    (17,314,494)
                                                                     ------------    ------------
   Net Decrease from Institutional Service Class Shares ..........     (2,578,760)     (3,414,720)
                                                                     ------------    ------------
   Net Decrease from Capital Share Transactions ...................     (1,058,476)    (19,706,344)
                                                                     ------------    ------------
   Total Decrease ................................................     (1,539,293)    (20,775,025)
Net Assets:
   Beginning of Period ...........................................     14,883,092      35,658,117
                                                                     ------------    ------------
   End of Period (including undistributed net investment income of
     $79,170 and $18,168, respectively) ..........................   $ 13,343,799    $ 14,883,092
                                                                     ============    ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                                          Institutional Class
                                             ------------------------------------------------------------------------------
                                               Six Months                                                       November 1,
                                                  Ended                  Years Ended April 30,                  1995*** to
                                            October 31, 1999    -------------------------------------------      April 30,
                                               (Unaudited)       1999++           1998++           1997++         1996+++
                                             ---------------   -----------      -----------      -----------    -----------
Net Asset Value,
   Beginning of Period ....................     $     9.68      $    10.36      $     9.96       $     9.85      $    10.00
                                                ----------      ----------      ----------       ----------      ----------
Income From Investment
   Operations
   Net Investment Income ..................           0.21            0.56            0.58             0.60            0.28
   Net Realized and Unrealized
     Gain (Loss) ..........................          (0.35)          (0.08)+++        0.41             0.05           (0.27)
                                                ----------      ----------      ----------       ----------      ----------
   Total from Investment
     Operations ...........................          (0.14)           0.48            0.99             0.65            0.01
                                                ----------      ----------      ----------       ----------      ----------
Distributions
   Net Investment Income ..................          (0.17)          (0.63)          (0.55)           (0.54)          (0.16)
   Net Realized Gain ......................             --           (0.53)          (0.04)              --              --
                                                ----------      ----------      ----------       ----------      ----------
   Total Distributions ....................          (0.17)          (1.16)          (0.59)           (0.54)          (0.16)
                                                ----------      ----------      ----------       ----------      ----------
Net Asset Value, End of Period ............     $     9.37      $     9.68      $    10.36       $     9.96      $     9.85
                                                ==========      ==========      ==========       ==========      ==========

Total Return ..............................          (1.55%)**        4.61%+         10.16%+           6.75%+          0.08%**+
                                                ==========      ==========      ==========       ==========      ==========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)           $    5,175      $    3,788      $   19,927       $   13,062      $    2,445
Ratio of Expenses to Average
   Net Assets .............................           1.96%*          1.07%           0.68%            0.57%           0.61%*
Ratio of Net Investment Income to
   Average Net Assets .....................           4.48%*          5.29%           5.69%            6.01%           5.53%*
Portfolio Turnover Rate ...................             50%            196%            210%             151%             55%

  * Annualized
 ** Not Annualized
*** Commencement of Operations.
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period indicated.
 ++ Per share amounts are based on average outstanding shares.
+++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 Selected Per Share Data & Ratios
                                                                   For a Share Outstanding Throughout Each Period

                                                             Institutional Service Class
                                      ----------------------------------------------------------------------------
                                        Six Months                                                      November 1,
                                           Ended                    Years Ended April 30,               1995*** to
                                      October 31, 1999  ------------------------------------------       April 30,
                                         (Unaudited)       1999++          1998++          1997++         1996++
                                        ----------      ----------      ----------      ----------     ----------
Net Asset Value,
   Beginning of Period ..............   $     9.66      $    10.34      $     9.95      $     9.84     $    10.00
                                        ----------      ----------      ----------      ----------     ----------
Income From Investment
   Operations
   Net Investment Income ............         0.20            0.51            0.56            0.57           0.27
   Net Realized and Unrealized
     Gain (Loss) on Investments .....        (0.35)          (0.05)++         0.40            0.05          (0.27)
                                        ----------      ----------      ----------      ----------     ----------
   Total from Investment
     Operations .....................        (0.15)           0.46            0.96            0.62             --
                                        ----------      ----------      ----------      ----------     ----------
Distributions
   Net Investment Income ............        (0.16)          (0.61)          (0.53)          (0.51)         (0.16)
   Net Realized Gain ................           --           (0.53)          (0.04)             --             --
                                        ----------      ----------      ----------      ----------     ----------
   Total Distributions ..............        (0.16)          (1.14)          (0.57)          (0.51)         (0.16)
                                        ----------      ----------      ----------      ----------     ----------
Net Asset Value, End of Period ......   $     9.35      $     9.66      $    10.34      $     9.95     $     9.84
                                        ==========      ==========      ==========      ==========     ==========

Total Return ........................        (1.65%)**        4.45%+          9.85%+          6.47%+        (0.07)%**+
                                        ==========      ==========      ==========      ==========     ==========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)   $    8,169      $   11,095      $   15,732      $    4,045     $    2,871
Ratio of Expenses to Average
   Net Assets .......................         2.19%*          1.44%           0.95%           0.82%          0.83%*
Ratio of Net Investment Income to
   Average Net Assets ...............         4.20%*          4.79%           5.42%           5.76%          5.44%*
Portfolio Turnover Rate .............           50%            196%            210%            151%            55%

   * Annualized
  ** Not Annualized
 *** Commencement of Operations.
   + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.
  ++ Per share amounts are based on average outstanding shares.
 +++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The BHM&S Total Return Bond Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1999, the UAM Funds were composed of 48 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The Portfolio currently offers two separate classes of shares--Institutional Class Shares and Institutional Service Class Shares ("Service Class Shares"). Both classes of shares have identical voting rights (except Institutional Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objective of the Portfolio is to provide a maximum long term total return consistent with reasonable risk to principal by investing in investment grade fixed income securities of varying maturities.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

         2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO

--------------------------------------------------------------------------------

     amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for paydown gains or losses and the timing of the recognition of gains or losses on investments.

         Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO

--------------------------------------------------------------------------------


     a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Barrow, Hanley, Mewhinney, & Strauss, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.35% of average daily net assets for the month.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, DST Systems, Inc., ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.099% per annum of the average daily net assets of the Portfolio, an annual base fee of $113,500, and a fee based on the number of active shareholder accounts.

     For the six-month period ended October 31, 1999, the Administrator was paid $62,636, of which $32,748 was paid to CGFSC for their services, $12,874 to DST for their services, and $5,447 to UAMSSC for their services.

     Effective November 1, 1999, the UAM Funds' Board of Trustees approved a change in the Sub-administrator from CGFSC to SEI Investments Mutual Funds Services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO

--------------------------------------------------------------------------------


     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     The Portfolio has adopted Distribution and Service Plans (the "Plans") on behalf of the Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Service Class Shares may not incur distribution and service fees which exceed an annual rate of 0.75% of the net assets of that class, however, the Board has currently limited aggregate payments under the Plans to 0.50% per annum of the Portfolio's net assets. The Portfolio's Service Class Shares are not currently making payments for distribution fees, however the Portfolio does pay service fees at an annual rate of 0.25% of the average daily value of Service Class Shares owned by clients of the Service Agents.

     F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

     G. Purchases and Sales: For the six-months ended October 31, 1999, the Portfolio made purchases of $4,080,974 and sales of $3,383,110 of investment securities other than long-term U.S. Government and short-term securities. Purchases and sales of long-term U.S. Government securities were $2,799,113 and $3,400,399, respectively.

     H. Line of Credit: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the period ended October 31, 1999, the Portfolio had no borrowing under the agreement.

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO

--------------------------------------------------------------------------------


     I. Capital Share Transactions: Transactions in capital shares for the Portfolio, by class, were as follows:
                                               Institutional Class Shares
                                   -------------------------------------------
                                      Six Months
                                         Ended
                                   October 31, 1999       Year Ended April 30,
                                      (Unaudited)                1999
                                   ----------------        -------------
Shares Issued......................    167,957                  205,049
In Lieu of Cash Distributions......      8,879                   73,191
Shares Redeemed....................    (15,905)              (1,810,259)
                                     ---------               ----------
Net Increase (Decrease) from
    Capital Share Transactions.....    160,931               (1,532,019)

                                     =========               ==========


                                        Institutional Service Class Shares
                                   -------------------------------------------
                                      Six Months
                                         Ended
                                   October 31, 1999       Year Ended April 30,
                                      (Unaudited)                1999
                                   ----------------        -------------
Shares Issued......................    182,170                1,163,052
In Lieu of Cash Distributions......     16,917                  204,414
Shares Redeemed....................   (473,229)              (1,740,755)
                                     ---------               ----------
Net Increase (Decrease) from
    Capital Share Transactions.....   (274,142)                (373,289)
                                     =========               ==========

     J. Other: At October 31, 1999, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each class of shares was as follows:

                                            No. of              % Ownership
                                         Shareholders         of Share Class
                                       ----------------       --------------
     Institutional Class Shares......          2                    100%
     Service Class Shares............          1                     75%

UAM FUNDS                                      BHM&S TOTAL RETURN BOND PORTFOLIO

--------------------------------------------------------------------------------

Officers and Trustees

Norton H. Reamer                               Peter M. Whitman, Jr.
Trustee, President and Chairman                Trustee

John T. Bennett, Jr.                           William H. Park
Trustee                                        Vice President

Nancy J. Dunn                                  Michael E. DeFao
Trustee                                        Secretary

Philip D. English                              Gary L. French
Trustee                                        Treasurer

William A. Humenuk                             Robert R. Flaherty
Trustee                                        Assistant Treasurer

James P. Pappas                                Robert J. Della Croce
Trustee                                        Assistant Treasurer

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Barrow, Hanley, Mewhinney & Strauss, Inc.
3232 McKinney Avenue, 15th Floor
Dallas, TX 75204

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                      -----------------------------------------
                                        This report has been prepared for
                                        shareholders and may be distributed to
                                        others only if preceded or accompanied
                                        by a current prospectus.
                                      -----------------------------------------